Stock-based Compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Number of Options (in thousands)
Beginning balance (in shares)	55,438	49,157
Granted (in shares)	0	11,305
Exercised (in shares)	(1,650)	(2,558)
Forfeited (in shares)	(677)	(1,958)
Expired (in shares)	(4)	(508)
Ending balance (in shares)	53,107	55,438
Exercisable (in shares)	35,645	34,480
Weighted–Average Exercise Price
Beginning balance (in dollars per share)	$ 1.90	$ 0.60
Granted (in dollars per share)	0	7.10
Exercised (in dollars per share)	0.59	0.56
Forfeited (in dollars per share)	2.61	1.32
Expired (in dollars per share)	0.47	0.61
Ending balance (in dollars per share)	1.93	1.90
Exercisable (in dollars per share)	$ 0.84	$ 0.74
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Options outstanding, weighted average remaining contractual life	6 years 9 months 18 days	7 years
Options vested and exercisable, weighted average remaining contractual life	5 years 9 months 18 days	6 years
Options outstanding, aggregate intrinsic value	$ 272,103	$ 500,376
Options vested and exercisable, aggregate intrinsic value	$ 217,293	$ 351,119